COVER PAGE	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ESAB Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41297
Entity Tax Identification Number	87-0923837
Entity Address, Address Line One	909 Rose Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	301
Local Phone Number	323-9099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ESAB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001877322